Leases - Future Minimum Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
LEASES [Abstract]
2015	$ 166,311
2016	107,440
2017	43,392
2018	23,354
2019	22,515
2020 and thereafter	11,087
Total minimum revenue, net of commissions	$ 374,099